Capitalized Software Development Costs, Net (Details) - Schedule of changes in capitalized software development costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of changes in capitalized software development costs [Abstract]
Balance at the beginning of the year	$ 23,953	$ 22,434
Capitalization	5,798	5,665
Amortization	(6,558)	(5,668)	$ (4,859)
Functional currency translation adjustments	1,169	1,522
Balance at year end	$ 24,362	$ 23,953	$ 22,434